RIGHT OF USE ASSETS - Carrying amounts of the lease liabilities and the movements (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2021 USD ($)
RIGHT OF USE ASSETS
Balance	Rp 14,877	Rp 17,217
Additions	4,234	4,308
Deductions	(5,586)	(6,676)
Accrued interest	2,363	28
Balance	15,888	14,877
The portion that matures within one year	(5,525)	(4,805)	$ (388)
Long-term portion	Rp 10,363	Rp 10,072	$ 727